             500 Boylston Street, Boston, Massachusetts  02116-3741
            Phone 617-954-5000

November 2, 2012
VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XVI (the “Trust”) (File Nos. 2-36431 and 811-2032) on Behalf of MFS® Global Multi-Asset Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 53 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on October 25, 2012.

Please call the undersigned at (617) 954-4340 or Jessica McCormick at (617) 954-6149 with any questions you may have.

Very truly yours,

SUSAN A. PEREIRA
Susan A. Pereira
Vice President & Senior Counsel

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